Restatement of Previously Issued Financial Statements - Balance Sheet (Details) - Cik 0001821171_qell acquisition corp Member - USD ($)	Dec. 31, 2020	Oct. 02, 2020	Sep. 30, 2020	Sep. 26, 2020	Aug. 31, 2020
Balance Sheet
Total assets	$ 382,118,393	$ 383,038,513
Liabilities and Shareholders' Equity
Total current liabilities	213,528	902,681
Deferred underwriting commissions	13,282,500	13,282,500
Derivative warrant liabilities	61,495,200	27,791,100
Total liabilities	74,991,228	41,976,281
Stockholder's Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized none issued or outstanding
Additional paid-in-capital	39,994,824	6,060,097
Accumulated deficit	(34,996,542)	(1,061,475)
Total shareholders' equity	5,000,005	5,000,002
Total liabilities and shareholders' equity	$ 382,118,393	$ 383,038,513
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
As Previously Reported | Restatement of warrants as derivative liabilities
Balance Sheet
Total assets	$ 382,118,393	$ 383,038,513
Liabilities and Shareholders' Equity
Total current liabilities	213,528	902,681
Deferred underwriting commissions	13,282,500	13,282,500
Total liabilities	13,496,028	14,185,181
Stockholder's Equity
Additional paid-in-capital	5,292,612	5,061,644
Accumulated deficit	(293,715)	(62,748)
Total shareholders' equity	5,000,005	5,000,002
Total liabilities and shareholders' equity	382,118,393	383,038,513
Restatement Adjustment | Restatement of warrants as derivative liabilities
Liabilities and Shareholders' Equity
Derivative warrant liabilities	61,495,200	27,791,100
Total liabilities	61,495,200	27,791,100
Stockholder's Equity
Additional paid-in-capital	34,702,212	998,449
Accumulated deficit	(34,702,827)	(998,727)
Class A ordinary shares
Liabilities and Shareholders' Equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	302,127,160
Stockholder's Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,737,284 shares issued and outstanding (excluding 30,212,716 shares subject to possible redemption)	774	$ 431
Total shareholders' equity	$ 774
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	0.0001	$ 0.0001	0.0001
Class A ordinary shares | As Previously Reported | Restatement of warrants as derivative liabilities
Stockholder's Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,737,284 shares issued and outstanding (excluding 30,212,716 shares subject to possible redemption)	$ 159	$ 157
Class A ordinary shares | Restatement Adjustment | Restatement of warrants as derivative liabilities
Stockholder's Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,737,284 shares issued and outstanding (excluding 30,212,716 shares subject to possible redemption)	615	278
Class A Common Stock Subject to Redemption
Liabilities and Shareholders' Equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	$ 302,127,160	$ 336,062,230
Stockholder's Equity
Common stock subject to possible redemption, par value	$ 0.0001	$ 0.0001
Class A Common Stock Subject to Redemption | As Previously Reported | Restatement of warrants as derivative liabilities
Liabilities and Shareholders' Equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	$ 363,622,360	$ 363,853,330
Class A Common Stock Subject to Redemption | Restatement Adjustment | Restatement of warrants as derivative liabilities
Liabilities and Shareholders' Equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	(61,495,200)	(27,791,100)
Class B ordinary shares
Stockholder's Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,737,284 shares issued and outstanding (excluding 30,212,716 shares subject to possible redemption)	949	$ 949
Total shareholders' equity	$ 949
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B ordinary shares | As Previously Reported | Restatement of warrants as derivative liabilities
Stockholder's Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,737,284 shares issued and outstanding (excluding 30,212,716 shares subject to possible redemption)	$ 949	$ 949